Property, Plant and Equipment (Details) - Schedule of Computer System and Equipment	6 Months Ended	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Jun. 30, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment (Details) - Schedule of Computer System and Equipment [Line Items]
Beinging	RM 106,454,426	RM 111,606,553	$ 23,167,448
Disposal		(47,799)
Net carrying amount	106,454,426	111,606,553
Cost
Property, Plant and Equipment (Details) - Schedule of Computer System and Equipment [Line Items]
Beinging	128,400,232	56,017,056
Additional	30,000,000	72,383,744
Disposal		(569)
Ending	158,400,232	128,400,231
Accumulated Depreciation
Property, Plant and Equipment (Details) - Schedule of Computer System and Equipment [Line Items]
Beinging	(16,793,678)	(933,859)
Additional	(35,152,128)	(15,859,909)
Disposal		90
Ending	RM (51,945,806)	RM (16,793,678)